Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Transactions
Schedule of major related parties and relationships

Company Name	Relationship with the Group
HongShan Capital Investment Management (Tianjin) Co., Ltd. (“formerly known as Sequoia Capital Investment Management (Tianjin) Co., Ltd.”)	Affiliate of shareholder of the Group

Investee funds of Gopher Assets	Investees of Gopher Assets

Investee funds of Gopher Capital GP Ltd.	Investees of Gopher Capital GP Ltd., a subsidiary of the Group

Shanghai Noah Charity Fund	A charity fund established by the Group

Schedule of related party transactions

	Year Ended December 31
	(Amount in Thousands)
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
One-time commissions
Investee funds of Gopher Assets	16,365	21,288	7,284	1,042
Total one-time commissions	16,365	21,288	7,284	1,042
Recurring service fees
Investee funds of Gopher Assets	712,479	613,172	582,249	83,260
HongShan Capital Investment Management (Tianjin) Co., Ltd.	16,286	5,088	—	—
Investee funds of Gopher Capital GP Ltd.	400,371	402,264	408,266	58,382
Total recurring service fees	1,129,136	1,020,524	990,515	141,642
Performance-based income
Investee funds of Gopher Assets	10,934	22,960	8,426	1,205
Investee funds of Gopher Capital GP Ltd.	110,331	81,938	147,172	21,045
Total performance-based income	121,265	104,898	155,598	22,250
Total	1,266,766	1,146,710	1,153,397	164,934

Schedule of amounts due from related parties

	As of December 31,
	(Amount in Thousands)
	2024	2025	2025
	RMB	RMB	US$
Investee funds of Gopher Assets	302,724	327,540	46,838
Investee funds of Gopher Capital GP Ltd.	194,885	233,170	33,342
Amounts due from related parties (trade), gross	497,609	560,710	80,180
Less: allowance for credit losses	(7,484)	(8,168)	(1,168)
Total in net amounts	490,125	552,542	79,012

	As of December 31,
	(Amount in Thousands)
	2024	2025	2025
	RMB	RMB	US$
Investee funds of Gopher Assets	4,365	3,432	491
Investee funds of Gopher Capital GP Ltd.	5,034	40,826	5,838
Amounts due from related parties (non-trade), gross	9,399	44,258	6,329
Total in net amounts	9,399	44,258	6,329

Schedule of deferred revenues related to the recurring management fee received in advance from related parties

	As of December 31,
	(Amount in Thousands)
	2024	2025	2025
	RMB	RMB	US$
Investee funds of Gopher Assets	873	673	96
Investee funds of Gopher Capital GP Ltd.	2,824	528	76
Total	3,697	1,201	172